Exhibit 99.1

World Omni Auto Receivables Trust 2021-D
Monthly Servicer Certificate
October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	279,076,104.89	22,521
Yield Supplement Overcollateralization Amount 09/30/24	3,139,206.96	0
Receivables Balance 09/30/24	282,215,311.85	22,521
Principal Payments	14,884,010.22	375
Defaulted Receivables	314,863.11	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	2,847,802.06	0
Pool Balance at 10/31/24	264,168,636.46	22,129

Pool Statistics	$ Amount	# of Accounts
Pool Factor	22.55%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	5,868,873.57	343
Past Due 61-90 days	2,173,866.83	122
Past Due 91-120 days	496,927.38	25
Past Due 121+ days	0.00	0
Total	8,539,667.78	490

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.00%
Delinquency Trigger Occurred	NO

Recoveries	252,970.27
Aggregate Net Losses/(Gains) - October 2024	61,892.84
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.26%
Prior Net Losses/(Gains) Ratio	-0.01%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.65%
Four Month Average	0.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.47%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.11%
Weighted Average Contract Rate, Yield Adjusted	5.20%
Weighted Average Remaining Term	28.69

Flow of Funds	$ Amount
Collections	16,098,751.95
Investment Earnings on Cash Accounts	13,700.46
Servicing Fee	(235,179.43)
Transfer to Collection Account	-
Available Funds	15,877,272.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	178,913.14
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	9,152,059.46
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	722,399.74

Total Distributions of Available Funds	15,877,272.98

Servicing Fee	235,179.43
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	273,320,695.92
Principal Paid	14,907,468.43
Note Balance @ 11/15/24	258,413,227.49

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-3
Note Balance @ 10/15/24	99,920,695.92
Principal Paid	14,907,468.43
Note Balance @ 11/15/24	85,013,227.49
Note Factor @ 11/15/24	21.9445605%

Class A-4
Note Balance @ 10/15/24	121,600,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	121,600,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	34,530,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	34,530,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	17,270,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	17,270,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	247,404.81
Total Principal Paid	14,907,468.43
Total Paid	15,154,873.24

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	67,446.47
Principal Paid	14,907,468.43
Total Paid to A-3 Holders	14,974,914.90

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2154719
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.9833378
Total Distribution Amount	13.1988097

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1741003
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.4808168
Total A-3 Distribution Amount	38.6549171

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	613.92
Noteholders' Principal Distributable Amount	386.08

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	2,877,704.48
Investment Earnings	11,583.35
Investment Earnings Paid	(11,583.35)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,291,629.33	$2,269,302.97	$1,977,586.34
Number of Extensions	249	126	117
Ratio of extensions to Beginning of Period Receivables Balance	1.52%	0.76%	0.63%